Bank loans (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Bank Loans [Abstract]
Interest Expense	$ 15,677	$ 12,191	$ 33,068	$ 19,105